Trade payables and accrued expenses	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Trade payables and accrued expenses
Note 12:	Trade payables and accrued expenses

	December 31
	2025	2024

Trade payables	3,607	4,096
Accrued expenses	4,041	1,185
	7,648	5,281